UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: March 31, 2002 Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings
entries.
Institutional Investment Manager Filing this Report:
Name: _Petroleum & Resources Corporation________
Address: _7 St. Paul Street, Suite 1140_________ __________Baltimore, MD 21202___________________
__________________________________________
Form 13F File Number: 28-293_________
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.
Person Signing this Report on Behalf of Reporting Manager:
Name: Christine M. Sloan________________________
Title: Assistant Treasurer______________________
Phone: (410)752-5900____________________________
Signature, Place, and Date of Signing:
__(signed) Christine M. Sloan Baltimore, MD_ April 18, 2002 [Signature] [City, State] [Date]
Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

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[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]
Form 13F File Number Name
28-____________ ________________________________
[Repeat as necessary.]

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Form 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: ______________
Form 13F Information Table Entry Total: ____65______
Form 13F Information Table Value Total: $__505________
(thousands)
List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]
No. Form 13F File Number Name
____ 28-____________ ________________________
[Repeat as necessary.]
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
FORM 13F INFORMATION TABLE

COLUMN 1
-------------------------------

NAME OF ISSUER
COLUMN 2
-------------

TITLE OF CLASS
COLUMN 3
----------

CUSIP
COLUMN 4
--------
VALUE
(x$1000)
COLUMN 5
------------------
COL. 6
-------
INVSTMTDSCRETN
COLUMN 7
--------
OTHER MANAGERS
COLUMN 8
----------------------




SHARES/
PRN AMT
SH/PRN
PUT/CALL


VOTING AUTHORITY









SOLE
SHARED
NONE
AMERADA HESS CORP.
COM
023551104
6,349
80,000
SH

SOLE

80,000


ANADARKO PETROLEUM
COM
032511107
14,110
250,000
SH

SOLE

250,000


APACHE CORPORATION
COM
037411105
8,760
154,000
SH

SOLE

154,000


ARCH COAL INC.
COM
039380100
3,741
175,000
SH

SOLE

175,000


ARCH COAL INC.
PUT
039380950
321
15,000

PUT





ATMOS ENERGY CORP
COM
049560105
3,292
139,500
SH

SOLE

139,500


BJ SERVICES CO.
COM
055482103
13,788
400,000
SH

SOLE

400,000


BJ SERVICES CO.
CALL
055482903
1,034
30,000

CALL





BP PLC
ADRS
055622104
25,594
482,000
SH

SOLE

482,000


BOISE CASCADE CORP.
COM
097383103
7,429
205,000
SH

SOLE

205,000


BOISE CASCADE CORP 7.5% ACES
PFD
097383855
2,848
51,000
SH

SOLE

51,000


CHEVRONTEXACO CORP
COM
166764100
24,373
270,000
SH

SOLE

270,000


CHEVRONTEXACO CORP
PUT
166764950
903
10,000

PUT





CONOCO INC, CLASS B
COM
208251405
8,754
300,000
SH

SOLE

300,000


CORE LABORATORIES N.A.
COM
N22717107
3,091
209,400
SH

SOLE

209,400


DEVON ENERGY CORP.
COM
25179M103
3,862
80,000
SH

SOLE

80,000


DUKE ENERGY CORP.
COM
264399106
3,780
100,000
SH

SOLE

100,000


DUKE ENERGY 8.25% UNITS
PFD
264399585
4,114
160,000
SH

SOLE

160,000


DUKE ENERGY CORP.
PUT
264399956
567
15,000

PUT





DYNEGY, INC. CLASS A
COM
26816Q101
5,075
175,000
SH

SOLE

175,000


EOG RESOURCES INC.
COM
26875P101
8,112
200,000
SH

SOLE

200,000


EL PASO ENERGY CORP.
COM
28336L109
13,209
300,000
SH

SOLE

300,000


ENERGEN CORP
COM
29265N108
6,612
250,000
SH

SOLE

250,000


ENGELHARD CORP.
COM
292845104
7,757
250,000
SH

SOLE

250,000


EQUITABLE RSOURCES
COM
294549100
12,566
361,000
SH

SOLE

361,000


EXXON MOBIL CORP
COM
30231G102
52,596
1,200,000
SH

SOLE

1,200,000


GENERAL ELECTRIC CO.
COM
369604103
13,107
350,000
SH

SOLE

350,000


GENERAL ELECTRIC CO.
CALL
369604903
375
10,000

CALL





GLOBALSANTAFE CORPORATION
COM
G3930E101
5,886
180,000
SH

SOLE

180,000


GRANT PRIDECO INC.
COM
38821G101
4,213
308,000
SH

SOLE

308,000


KERR MCGEE CORP
COM
492386107
11,134
177,153
SH

SOLE

177,153


KEYSPAN CORP.
COM
49337W100
8,006
220,000
SH

SOLE

220,000


KINDER MORGAN INC.
COM
49455P101
7,870
162,500
SH

SOLE

162,500


KINDER MORGAN INC.
PUT
49455P951
726
15,000

PUT





MEADWESTVACO CORP
COM
583334107
6,961
210,000
SH

SOLE

210,000


MURPHY OIL CORP.
COM
626717102
8,976
93,500
SH

SOLE

93,500


MURPHY OIL CORP.
CALL
626717902
960
10,000

CALL





NABORS INDUSTRIES, INC.
COM
629568106
8,450
200,000
SH

SOLE

200,000


NATIONAL FUEL GAS CO.
COM
636180101
4,870
200,000
SH

SOLE

200,000


NEW JERSEY RESOURCES
COM
646025106
8,392
277,500
SH

SOLE

277,500


NOBLE AFFILIATES INC.
COM
654894104
4,883
125,000
SH

SOLE

125,000


NORTHWESTERN CORP.
COM
668074107
4,400
200,000
SH

SOLE

200,000


OCCIDENTAL PETROLEUM
COM
674599105
5,101
175,000
SH

SOLE

175,000


OCEAN ENERGY, INC.
COM
67481E106
10,885
550,000
SH

SOLE

550,000


PHILADELHPIA SUBURBAN CORP
COM
718009608
2,820
120,000
SH

SOLE

120,000


PIONEER NATURAL RESOURCES
COM
723787107
4,458
200,000
SH

SOLE

200,000


QUESTAR CORP.
COM
748356102
6,890
268,000
SH

SOLE

268,000


ROHM & HAAS
COM
775371107
5,495
130,000
SH

SOLE

130,000


ROHM & HAAS
PUT
775371957
634
15,000

PUT





ROYAL DUTCH PETROLEUM $1.25
GLD
780257804
42,370
780,000
SH

SOLE

780,000


ROYAL DUTCH PETROLEUM $1.25
CALL
780259904
1,086
20,000

CALL





SCHLUMBERGER, LTD.
COM
806857108
13,493
229,400
SH

SOLE

229,400


SCHLUMBERGER, LTD.
CALL
806857908
882
15,000

CALL





SHELL TRANSPORT & TRADING
ADRS
822703609
8,856
200,000
SH

SOLE

200,000


STONE ENERGY CORP.
COM
861642106
4,042
104,300
SH

SOLE

104,300


TECO ENERGY, INC
COM
872375100
5,726
200,000
SH

SOLE

200,000


TEMPLE-INLAND, INC.
COM
879868107
6,806
120,000
SH

SOLE

120,000


TOTALFINA ELF SA
ADR
89151E109
9,575
125,000
SH

SOLE

125,000


TRANSOCEAN SEDCO FOREX INC.
COM
G90078109
6,646
200,000
SH

SOLE

200,000


UNOCAL CAPITAL TRUST $3.125 CV
COM
91528T207
3,718
72,540
SH

SOLE

72,540


UNOCAL CORP
COM
985289102
5,843
150,000
SH

SOLE

150,000


WEATHERFORD INTL. INC
COM
947074100
9,050
190,000
SH

SOLE

190,000


WEATHERFORD INTL. INC
CALL
947074900
953
20,000

CALL





WILLIAMS COMPANIES INC.
COM
969457100
4,712
200,000
SH

SOLE

200,000


WILLIAMS COMPNIES FELINE
PACS
969457886
3,076
120,000
SH

SOLE

120,000





504,963







